INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2016	2015
	$	$

Raw materials, parts and supplies	1,758	928
Finished products	4,207	2,674

	5,965	3,602